United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: 02/29/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
February 29, 2012

Share Class	Ticker
Service*	FHYTX

*formerly, Institutional Service Shares

Federated High Yield Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended February 29, 2012, was 5.84%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 the Fund's broad-based securities market index, was 6.92% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.

MARKET OVERVIEW

The high-yield market endured significant month-to-month volatility over the reporting period. Two major uncertainty factors drove the volatility. First, there was substantial uncertainty regarding the strength of the U.S. economy. While the reporting period started and ended with some optimism that a path of slow but sustainable economic growth was the most likely outcome, the middle part of the period was characterized by concerns of faltering growth and a potential “double-dip” recession. Second, considerable uncertainty was generated by government debt concerns in the euro zone. At the beginning of the reporting period, these concerns were focused mainly on Greece and Portugal. However, by the end of the reporting period, concerns had spread to Italy, Spain and France, along with concerns about slow economic growth for the euro zone as a whole due to fiscal austerity plans in many countries. Despite these macro uncertainties, the one constant from a high-yield perspective was the overall strength in corporate credit conditions. Strong earnings, large cash balances, solid balance sheets and a desire to reduce overall financial risk characterized corporate credit markets. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 1.30% for calendar year 2011, after totaling just 1.13% for calendar year 2010. Both of these rates are well below the 3.49% average rate between 1978 and 2011. However, the overall macro concerns tended to offset the positive of corporate credit conditions, as shown by a widening in the yield spread between high yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,2 increased from 508 basis points on February 28, 2011 to 624 basis points on February 29, 2012.3

Within the high-yield market,4 major industry sectors that substantially outperformed the overall BHY2%ICI included: Entertainment, Media – Cable, Automotive, Wireline Telecommunications and Packaging. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Paper, Transportation, Wireless Communications, Consumer Products and Industrial – Other. From a ratings quality perspective, the higher-quality, more interest rate sensitive “BB” rated sector led the way with a total return of 8.81%, followed by the “B” rated sector at 7.02% and the lower-quality “CCC” rated sector well behind at 3.95% during the reporting period.

Annual Shareholder Report

Fund Performance

The Fund underperformed the BHY2%ICI for the reporting period. The main reason for the Fund's underperformance was its equity allocation. For example, the Russell 2000 Value Index, a reasonable proxy for the Fund's equity holdings, returned -2.71% for the period compared to the 6.92% for the BHY2%ICI. The Fund was also negatively affected by its overweight position, relative to the BHY2%ICI, in the poor performing Industrial – Other sector and its underweight position in the strong performing Wireline Telecommunications sector. Poor security selection in the Automotive and Building Material sectors also negatively impacted returns. Specific Fund holdings that substantially underperformed the BHY2%ICI included: Aquilex Holdings, Houghton Mifflin, ATP Oil and Gas, American Standard and Exide Technology.

The Fund's performance was positively affected by overall strong security selection during the period which more than offset the Fund's overweight position, relative to the BHY2%ICI, in the underperforming “CCC” rated quality sector and the Fund's underweight position in the strong performing “BB” rated quality sector. This was especially true in the Media – Non Cable, Wireless Telecommunications, Services, Financial Institutions, Technology and Gaming sectors. Strong security selection in the Consumer Products sector more than offset an overweight position, relative to the BHY2%ICI, in this underperforming industry sector. The Fund also benefited from an underweight position, relative to the BHY2%ICI, in the poor performing Paper sector and an overweight position in the strong performing Technology sector. The Fund's poor security selection in the Electric Utility sector was offset by an underweight, relative to the BHY2%ICI, in this poor performing sector. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Lawson Software, Beagle Acquisition, AMC Networks and guaranteed notes of Sprint Nextel and Union Carbide.

1	Barclays Capital changed the name of the “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Yield Trust (the “Fund”) from February 28, 2002 to February 29, 2012, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Fund Average (LHCYFA).2

Average Annual Total Returns for the Period Ended 2/29/2012

Share Class	1 Year	5 Years	10 Years
Service Shares	5.84%	7.66%	8.73%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 INVESTMENT – SERVICE SHARES

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	Barclays Capital changed the name of the BHY2%ICI Index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At February 29, 2012, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	14.4%
Health Care	9.9%
Media Non-Cable	8.7%
Automotive	6.6%
Energy	5.9%
Financial Institutions	5.5%
Food & Beverage	4.3%
Industrial	4.3%
Consumer Products	4.2%
Gaming	4.2%
Packaging	3.6%
Retailers	3.6%
Utilities	3.5%
Other[3]	19.4%
Derivative Contracts[4,5]	0.0%
Cash Equivalents[6]	0.7%
Other Assets and Liabilities — Net[7]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

February 29, 2012

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 84.6%
		Aerospace/Defense – 0.5%
$125,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	120,000
375,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	359,062
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	209,500
396,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	425,373
125,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	133,438
		TOTAL	1,247,373
		Automotive – 5.8%
525,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	534,187
96,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	106,800
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	491,625
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	508,844
450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	474,750
300,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	303,750
1,000,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,015,000
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	379,750
1,175,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	919,437
1,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,029,584
300,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	332,282
525,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	554,777
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	250,079
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	962,125
700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	726,250
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	83,156
875,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	890,312
200,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	213,750
700,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	761,250
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	502,313
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	404,063
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	409,688
650,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	721,500
325,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	359,125
1,200,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,233,000
		TOTAL	14,167,397
		Building Materials – 2.1%
400,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	396,000
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	327,000
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	274,688
325,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	344,906
675,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	727,312
1,050,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	931,875
950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	923,875
325,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	343,688
825,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	802,312
		TOTAL	5,071,656
		Chemicals – 2.3%
250,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	262,500
625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	650,000
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	517,125
675,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	766,125
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	349,375
875,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	811,562
675,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	631,125
600,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	636,000
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	312,813
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	412,125
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	368,812
		TOTAL	5,717,562
		Construction Machinery – 1.0%
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	612,375
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	309,375
200,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	233,000
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,222,000
		TOTAL	2,376,750
		Consumer Products – 3.6%
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	996,750
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	192,281
1,025,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	1,123,656
75,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	82,500
425,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	450,500
280,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	305,928
1,600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,520,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	260,563
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	107,188
525,000	[1,2]	ServiceMaster Co., Sr. Unsecd. Note, Series 144A, 8.00%, 2/15/2020	556,500
550,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	569,932
200,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	229,000
803,480		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	886,841
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,503,125
		TOTAL	8,784,764
		Energy – 5.6%
875,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	573,125
800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	820,000
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	284,625
725,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	822,875
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,158,250
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	870,375
750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	754,687
300,000	[1,2]	Chesapeake Midstream Partners LP, Series 144A, 6.125%, 7/15/2022	312,000
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	137,500
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	798,250
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	549,281
625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	581,250
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	423,750
24,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	27,480
550,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	495,000
125,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	132,500
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	742,500
425,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	459,000
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	230,625
425,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	473,875
200,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	210,000
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	669,500
550,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	605,000
175,000	[1,2]	SM Energy Co., Sr. Unsecd. Note, Series 144A, 6.50%, 11/15/2021	189,875
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	263,750
225,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	249,188
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	837,969
		TOTAL	13,672,230
		Entertainment – 1.2%
1,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	1,122,500
375,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	419,062
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	750,750
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
500,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	548,750
		TOTAL	2,841,062
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Financial Institutions – 5.3%
$475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	539,125
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	672,750
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	886,000
1,000,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,037,516
425,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	430,968
4,050,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	4,060,125
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	535,172
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	503,156
475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	530,338
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,754,406
1,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	2,073,750
		TOTAL	13,023,306
		Food & Beverage – 3.9%
1,050,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,078,875
325,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 4.047%, 2/1/2015	325,406
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	435,500
775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	800,187
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,026,750
1,225,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,234,187
1,800,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,980,000
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	190,313
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	826,000
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	530,938
1,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,237,250
		TOTAL	9,665,406
		Gaming – 3.8%
822,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	873,375
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	488,250
75,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	78,750
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,050,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,072,312
1,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,265,000
350,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	357,875
975,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	943,313
1,425,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,457,062
400,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	428,000
550,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	607,063
915,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	899,024
850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	893,563
		TOTAL	9,363,587
		Health Care – 9.5%
500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	530,000
325,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	342,063
625,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	658,594
1,950,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,137,687
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	822,500
750,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	648,750
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	193,125
1,325,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,397,875
450,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	441,000
675,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	735,750
1,325,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,401,187
500,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	513,750
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	728,500
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	192,281
1,775,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,925,875
775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	744,000
775,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	709,125
725,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	796,594
500,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	525,000
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,555,922
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$100,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	111,875
125,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	130,625
1,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,068,563
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,552,500
1,796,718		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,868,587
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,454,062
		TOTAL	23,185,790
		Industrial - Other – 3.3%
400,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	434,500
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	244,125
200,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	214,000
400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	434,000
750,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	783,750
625,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	654,687
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	155,625
525,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	549,938
850,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	718,250
200,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	208,000
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	496,125
100,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	112,500
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,064,250
750,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	811,875
950,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	999,875
85,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	93,925
		TOTAL	7,975,425
		Media - Cable – 0.7%
150,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	161,625
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	193,375
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	137,187
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,193,500
		TOTAL	1,685,687
		Media - Non-Cable – 6.8%
525,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	588,000
1,250,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,156,250
725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	801,125
1,025,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	1,025,000
150,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	150,000
1,025,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,099,312
925,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	908,812
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	884,813
625,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	664,063
950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,041,437
225,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	138,375
1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	20,563
325,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	335,563
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	715,000
950,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	1,007,000
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	738,500
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	796,875
200,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	209,750
700,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	766,500
300,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	325,500
375,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	376,406
281,997		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	283,054
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	403,125
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	363,188
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$425,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	378,250
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,341,000
		TOTAL	16,517,461
		Metals & Mining – 0.0%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	60
		Packaging – 3.6%
925,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	982,813
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	214,500
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	278,750
1,252,461		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,261,854
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	113,000
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	954,000
1,450,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	1,457,250
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	479,750
425,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	439,875
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	212,500
725,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.875%, 8/15/2019	797,500
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	163,000
450,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	432,000
275,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	284,625
750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	862,500
		TOTAL	8,933,917
		Paper – 0.3%
75,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	80,250
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	171,188
375,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	387,187
		TOTAL	638,625
		Restaurants – 1.4%
1,425,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,578,188
1,125,000	[1,2]	NPC International, Inc., Series 144A, 10.50%, 1/15/2020	1,193,906
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 3.046%, 3/15/2014	552,000
		TOTAL	3,324,094
		Retailers – 3.6%
825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	837,375
1,225,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,102,500
1,375,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,383,594
450,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	478,125
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,464,125
425,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	459,000
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,402,500
775,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	809,883
775,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	754,656
		TOTAL	8,691,758
		Services – 1.1%
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	985,125
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	610,500
225,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	244,406
775,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	826,344
		TOTAL	2,666,375
		Technology – 12.2%
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,058,063
150,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	165,375
1,075,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	962,125
975,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,055,438
600,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	675,000
350,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	383,250
1,500,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,612,500
1,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,189,687
1,150,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,196,000
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	961,875
900,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	972,000
1,100,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	1,144,000
100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	109,625
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	452,000
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	340,375
1,100,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	1,067,000
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,243,125
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,127,812
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	846,688
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,047,563
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	222,000
700,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	766,500
1,075,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,126,063
675,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	748,406
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	963,156
875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	651,875
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	302,500
500,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	556,250
1,300,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	1,365,000
825,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	863,156
1,000,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	987,500
725,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	751,281
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	459,000
500,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	523,750
1,150,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,259,250
525,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	612,281
		TOTAL	29,767,469
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Transportation – 0.2%
$275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	289,437
51,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	51,128
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	306,719
		TOTAL	647,284
		Utility - Electric – 1.0%
150,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	110,250
225,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	245,531
206,848	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	203,805
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	773,062
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	572,125
300,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	309,000
350,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	238,000
		TOTAL	2,451,773
		Utility - Natural Gas – 2.5%
350,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	372,750
575,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	626,750
75,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	83,211
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	199,019
1,175,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,351,250
400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	402,000
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	399,375
825,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	800,250
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	219,500
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	300,437
250,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	278,125
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	272,500
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	586,500
225,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	237,938
		TOTAL	6,129,605
		Wireless Communications – 3.0%
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	856,000
350,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	357,875
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$701,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	718,525
75,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	82,500
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	253,688
1,125,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,161,562
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	377,125
300,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	235,500
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,379,500
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,033,687
225,000	[1,2]	Sprint Capital Corp., Note, Series 144A, 11.50%, 11/15/2021	245,813
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	305,625
500,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	457,500
		TOTAL	7,464,900
		Wireline Communications – 0.3%
700,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	735,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $201,714,987)	206,746,316
		COMMON STOCKS – 10.7%
		Automotive – 0.7%
190,787	[3]	Exide Technologies	566,638
7,068	[3]	General Motors Co.	183,909
1,750,000	[1,3]	General Motors Corp., Escrow Shares	26,250
103,803	[3]	Stoneridge, Inc.	1,003,775
		TOTAL	1,780,572
		Chemicals – 0.6%
130,650	[3]	Ferro Corp.	725,108
153,773	[3]	Omnova Solutions, Inc.	784,242
		TOTAL	1,509,350
		Consumer Products – 0.6%
71,530	[3]	Libbey, Inc.	897,701
38,833	[3]	Prestige Brands Holdings, Inc.	640,745
		TOTAL	1,538,446
		Energy – 0.2%
74,271	[3]	Forbes Energy Services Ltd.	463,889
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Food & Beverage – 0.3%
47,653	[3]	Dean Foods Co.	584,226
		Gaming – 0.4%
47,507		Ameristar Casinos, Inc.	942,539
		Health Care – 0.4%
316,836	[3]	Radnet, Inc.	947,339
		Industrial - Other – 1.0%
27,771		Belden, Inc.	1,096,121
26,415	[3]	General Cable Corp.	818,073
38,391	[3]	International Wire Group Holdings, Inc.	575,865
		TOTAL	2,490,059
		Media - Non-Cable – 1.9%
449,633	[3]	Crown Media Holdings, Inc., Class A	575,530
188,453	[3]	Cumulus Media, Inc., Class A	648,278
85,357	[3]	Entercom Communication Corp.	597,499
453,980	[3]	Entravision Communications Corp.	753,607
98,995		Interpublic Group of Cos., Inc.	1,160,221
54,905		MDC Partners, Inc.	709,373
32,134	[3]	Nexstar Broadcasting Group, Inc., Class A	265,105
		TOTAL	4,709,613
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Paper – 1.2%
107,912		Cascades, Inc.	450,429
24,569	[3]	Clearwater Paper Corp.	842,962
98,434	[3]	Graphic Packaging Holding Co.	519,731
15,893		Rock-Tenn Co.	1,120,298
		TOTAL	2,933,420
		Services – 0.4%
114,355	[3]	Garda World Security Corp.	1,040,169
		Technology – 2.2%
59,566	[3]	Freescale Semiconductor Holdings I Ltd.	960,800
64,037		IGATE Capital Corp.	1,116,165
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
80,991	[3]	Kemet Corp.	729,729
49,123		Lender Processing Services	1,082,671
97,194	[3]	Magnachip Semiconductor Corp.	1,125,506
119,091	[3]	Stream Global Services, Inc.	365,609
		TOTAL	5,380,480
		Textile – 0.4%
92,273		The Jones Group, Inc.	908,889
		Wireless Communications – 0.4%
78,453	[3]	MetroPCS Communications, Inc.	808,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $32,270,546)	26,037,057
		Preferred Stock – 0.2%
		Finance - Commercial – 0.2%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,345)	487,676
		WARRANTS – 0.1%
		Automotive – 0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	109,032
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	73,759
		TOTAL WARRANTS (IDENTIFIED COST $754,803)	182,791
		EXCHANGE-TRADED FUNDS – 1.2%
		Financial Services – 1.2%
11,173		iShares MSCI EAFE Index Fund	611,163
36,138		iShares Russell 1000 Growth Fund	2,318,976
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,940,267)	2,930,139
		MUTUAL FUNDS – 2.0%[6]
46,946		Federated InterContinental Fund, Institutional Shares	2,201,778
77,381		Federated Max-Cap Index Fund, Institutional Shares	1,073,280
Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
1,692,579	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	1,692,579
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,384,192)	4,967,637
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $243,235,140)[8]	241,351,616
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[9]	2,904,896
		TOTAL NET ASSETS — 100%	$244,256,512
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $68,706,610, which represented 28.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2012, these liquid restricted securities amounted to $68,117,493, which represented 27.9% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $244,511,316.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$206,746,256	$60	$206,746,316
Equity Securities:
Common Stock
Domestic	22,876,286	—	0	22,876,286
International	3,160,771	—	0	3,160,771
Preferred Stock
Domestic	—	487,676	—	487,676
Warrants	182,791	—	—	182,791
Exchange-Traded Funds	2,930,139	—	—	2,930,139
Mutual Funds	4,967,637	—	—	4,967,637
TOTAL SECURITIES	$34,117,624	$207,233,932	$60	$241,351,616

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of March 1, 2011	$60	$0	$3,348
Change in unrealized appreciation (depreciation)	685	—	(3,348)
Sales	(685)	—	—
Balance as of February 29, 2012	$60	$0	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at February 29, 2012.	$685	$ —	$(3,348)

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.11	$5.47	$3.85	$5.56	$6.16
Income From Investment Operations:
Net investment income	0.39	0.39	0.41	0.44	0.44
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	(0.06)	0.66	1.60	(1.70)	(0.60)
TOTAL FROM INVESTMENT OPERATIONS	0.33	1.05	2.01	(1.26)	(0.16)
Less Distributions:
Distributions from net investment income	(0.39)	(0.41)	(0.39)	(0.45)	(0.44)
Redemption Fees	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$6.05	$6.11	$5.47	$3.85	$5.56
Total Return[2]	5.84%	19.87%	53.93%	(23.80)%	(2.83)%
Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	6.42%	6.78%	8.30%	8.92%	7.55%
Expense waiver/reimbursement[3]	0.28%	0.29%	0.28%	0.32%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$244,257	$254,077	$196,921	$126,855	$207,270
Portfolio turnover	50%	50%	37%	20%	30%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

February 29, 2012

Assets:
Total investments in securities, at value including $4,967,637 of investments in affiliated holdings (Note 5) (identified cost $243,235,140)		$241,351,616
Income receivable		4,454,869
Receivable for investments sold		1,277,663
Receivable for shares sold		511,444
TOTAL ASSETS		247,595,592
Liabilities:
Payable for investments purchased	$2,322,790
Payable for shares redeemed	716,372
Income distribution payable	185,408
Payable for Directors'/Trustees' fees	262
Payable for shareholder services fee (Note 5)	44,851
Accrued expenses	69,397
TOTAL LIABILITIES		3,339,080
Net assets for 40,387,813 shares outstanding		$244,256,512
Net Assets Consist of:
Paid-in capital		$294,625,707
Net unrealized depreciation of investments		(1,883,524)
Accumulated net realized loss on investments, options, swap contracts and foreign currency transactions		(48,545,006)
Undistributed net investment income		59,335
TOTAL NET ASSETS		$244,256,512
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($244,256,512 ÷ 40,387,813 shares outstanding), no par value, unlimited shares authorized		$6.05
Redemption proceeds per share (98.00/100 of $6.05)		$5.93

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended February 29, 2012

Investment Income:
Dividends (including $44,088 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $10,148)			$499,036
Interest			18,072,516
TOTAL INCOME			18,571,552
Expenses:
Investment adviser fee (Note 5)		$1,878,720
Administrative fee (Note 5)		195,561
Custodian fees		20,911
Transfer and dividend disbursing agent fees and expenses		260,326
Directors'/Trustees' fees		10,451
Auditing fees		28,725
Legal fees		7,013
Portfolio accounting fees		105,278
Shareholder services fee (Note 5)		602,345
Account administration fee		14,862
Share registration costs		32,100
Printing and postage		32,795
Insurance premiums		4,423
Miscellaneous		10,828
TOTAL EXPENSES		3,204,338
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(707,381)
Waiver of administrative fee	(4,934)
TOTAL WAIVERS AND REIMBURSEMENT		(712,315)
Net expenses			2,492,023
Net investment income			16,079,529
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $849,153 on sales of investments in affiliated holdings (Note 5))			8,149,743
Net change in unrealized appreciation of investments			(14,412,439)
Net realized and unrealized loss on investments and foreign currency transactions			(6,262,696)
Change in net assets resulting from operations			$9,816,833

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended February 28 or 29	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,079,529	$14,012,571
Net realized gain (loss) on investments and foreign currency transactions	8,149,743	(901,019)
Net change in unrealized appreciation/depreciation of investments	(14,412,439)	24,430,205
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,816,833	37,541,757
Distributions to Shareholders:
Distributions from net investment income	(16,704,430)	(14,667,690)
Share Transactions:
Proceeds from sale of shares	110,457,380	76,686,993
Net asset value of shares issued to shareholders in payment of distributions declared	14,508,419	12,410,899
Cost of shares redeemed	(128,142,877)	(54,856,406)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,177,078)	34,241,486
Redemption fees	244,290	39,881
Change in net assets	(9,820,385)	57,155,434
Net Assets:
Beginning of period	254,076,897	196,921,463
End of period (including undistributed net investment income of $59,335 and $43,802, respectively)	$244,256,512	$254,076,897

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

February 29, 2012

1. ORGANIZATION

Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). The Fund offers one class of shares: Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 29, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At February 29, 2012, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Annual Shareholder Report transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 29, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 - 2/8/2011	$361,419	$359,062
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$206,848	$203,805
General Motors Corp., Escrow Shares	4/21/2011	$36,502	$26,250
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended February 28 or 29	2012	2011
Shares sold	18,556,368	13,040,461
Shares issued to shareholders in payment of distributions declared	2,459,650	2,163,762
Shares redeemed	(22,234,408)	(9,616,815)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,218,390)	5,587,408

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. The redemption fees for the Fund's Service Shares amounted to $244,290 and $39,881 for the years ended February 29, 2012 and February 28, 2011, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency reclasses, expired capital loss carryforwards and discount accretion/premium amortization on debt securities.

Annual Shareholder Report

For the year ended February 29, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(29,831,438)	$640,434	$29,191,004

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2012 and February 28, 2011, was as follows:

	2012	2011
Ordinary income	$16,704,430	$14,667,690

As of February 29, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$40,402
Net unrealized depreciation	$(3,159,700)
Capital loss carryforwards and deferral	$(47,249,897)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and interest for defaulted bonds.

At February 29, 2012, the cost of investments for federal tax purposes was $244,511,316. The net unrealized depreciation of investments for federal tax purposes was $3,159,700. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,102,715 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,262,415.

At February 29, 2012, the Fund had a capital loss carryforward of $37,599,571 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

Annual Shareholder Report

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2014	$4,449,545	NA	$4,449,545
2015	$3,020,106	NA	$3,020,106
2016	$4,060,589	NA	$4,060,589
2017	$7,603,250	NA	$7,603,250
2018	$12,433,579	NA	$12,433,579
2019	$6,032,502	NA	$6,032,502

Capital loss carryforwards of $29,831,438 expired during the year ended February 29, 2012.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of the year ended February 29, 2012, for federal income tax purposes, post October losses of $9,650,326 were deferred to March 1, 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended February 29, 2012, the Adviser voluntarily waived $676,488 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 29, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,934 of its fee.

Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended February 29, 2012, FSSC received $28,441 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended February 29, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $133,031 and $987,250, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended February 29, 2012, the Adviser reimbursed $30,893. Transactions involving the affiliated holdings during the year ended February 29, 2012, were as follows:

	Federated InterContinental Fund, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Federated Max-Cap Index Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2011	67,468	12,231,084	68,830	12,367,382
Purchases/Additions	6,568	95,306,147	108,151	95,420,866
Sales/Reductions	27,090	105,844,652	99,600	105,971,342
Balance of Shares Held 2/29/2012	46,946	1,692,579	77,381	1,816,906
Value	$2,201,778	$1,692,579	$1,073,280	$4,967,637
Dividend Income	$33,001	$5,853	$5,234	$44,088

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 29, 2012, were as follows:

Purchases	$128,173,614
Sales	$121,808,758

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2012, there were no outstanding loans. During the year ended February 29, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2012, there were no outstanding loans. During the year ended February 29, 2012, the program was not utilized.

Annual Shareholder Report

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended February 29, 2012, 2.68% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended February 29, 2012, 1.90% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS and board of trustees OF Federated High Yield Trust:

We have audited the accompanying statement of assets and liabilities of Federated High Yield Trust (the “Fund”), including the portfolio of investments, as of February 29, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Trust at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
April 23, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2011	Ending Account Value 2/29/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,097.60	$5.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.94	$4.97
1	Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

Interested Trustees Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: April 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed HIGH yIELD tRUST (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314197104

30221 (4/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $28,700

Fiscal year ended 2011 - $27,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $24

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,277 and $32,433 respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $382,866

Fiscal year ended 2011 - $309,089

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date April 23, 2012